Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Bonds Payable

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Unsecured domestic bonds
Repayable at maturity in January 2023 and interest due annually with annual interest rate at 1.50%	$2,000,000	$2,000,000	$65,083
Repayable at maturity in January 2024 and interest due annually with annual interest rate at 1.45%	4,300,000	4,300,000	139,928
Repayable at maturity in April 2024 and interest due annually with annual interest rate at 0.90%	6,500,000	6,500,000	211,520
Repayable at maturity in April 2026 and interest due annually with annual interest rate at 1.03%	3,500,000	3,500,000	113,895
Repayable at maturity in April 2025 and interest due annually with annual interest rate at 0.90%	10,000,000	10,000,000	325,415
Repayable at maturity in August 2023 and interest due annually with annual interest rate at 0.72%	3,000,000	3,000,000	97,624
Repayable at maturity in August 2025 and interest due annually with annual interest rate at 0.85%	5,000,000	5,000,000	162,707
Repayable at maturity in August 2027 and interest due annually with annual interest rate at 0.95%	2,000,000	2,000,000	65,083
Redeemed in January 2022 and interest due annually with annual interest rate at 1.25%	3,700,000	—	—
Unsecured overseas bonds
US$200,000 thousand (linked to New Taiwan dollar), redeemed in September 2022 and interest due quarterly with annual interest rate at 2.15%	6,204,800	—	—
US$100,000 thousand (linked to New Taiwan dollar), repayable at maturity in October 2024 and interest due quarterly with annual interest rate at 2.50%	3,102,400	3,102,400	100,957
Unsecured overseas convertible bonds
RMB779,801 thousand and RMB2,005,324 thousand as of December 31, 2021 and 2022, respectively, at maturity in March 2027 and interest due annually with annual interest rate at 0.10%, 0.20%, 0.60%, 1.30%, 1.80% and 2.00% for the first, second, third, fourth, fifth and sixth year, respectively.	3,385,381	8,842,360	287,744

	52,692,581	48,244,760	1,569,956

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Less: discounts on bonds payable	$425,244	$394,436	$12,835

	52,267,337	47,850,324	1,557,121
Less: current portion of bonds payable	9,902,710	4,998,971	162,674

	$42,364,627	$42,851,353	$1,394,447